Stock Plans (Tables)	12 Months Ended
Dec. 31, 2014
Table Text Block [Abstract]
Summary of Stock Option and RSA Activity

A summary of stock option and RSA activity as of December 31, 2014, and changes during the year is presented below:

	Stock Options		RSAs
(Shares in thousands)	Shares	Weighted-Average Exercise Price	Shares	Weighted-AverageGrantPrice
Outstanding as of December 31, 2013	18,615	$44.98	9,578	$51.88
Granted	295	86.64	2,639	86.65
Exercised/vested	(5,893)	48.05	(3,427)	47.25
Forfeited	(242)	51.83	(916)	60.98
Expired	(46)	47.84	―	―
Outstanding as of December 31, 2014	12,729	44.39	7,874	$64.48
Options vested and expected to vest as of December 31, 2014	12,726	44.39	―	―
Options exercisable as of December 31, 2014	11,628	$42.64	―	―

Weighted-average remaining contractual life and aggregate intrinsic value of the Company's stock options outstanding, exerciseable, and vested and expected to vest

The weighted-average remaining contractual life and the aggregate intrinsic value (the amount by which the fair value of the Company’s stock exceeds the exercise price of the option) of the stock options outstanding, exercisable, and vested and expected to vest as of December 31, 2014 are as follows:

	Outstanding	Exercisable	Vested and Expected to Vest
Weighted-average remaining contractual life (in years)	3.8	3.5	3.8
Aggregate intrinsic value (millions)	$619	$586	$619

Weighted Average Assumptions Used

The fair value of each option is estimated on the date of grant using a Black-Scholes-Merton option-pricing model. The following weighted-average assumptions were used for grants issued in 2014, 2013 and 2012, the majority of which were granted in the beginning of each year:

	2014	2013	2012
Dividend yield	1.1%	1.4%	1.5%
Expected volatility(a)	46%	39%	41%
Risk-free interest rate	2.2%	1.3%	1.3%
Expected life of stock option (in years)(b)	6.7	6.3	6.3
Weighted-average fair value per option	$32.36	$21.11	$17.48

  The expected volatility is based on both weighted historical and implied volatilities of the Company’s common stock price.
  In 2014, 2013 and 2012, the expected life of stock options was determined using both historical data and expectations of option exercise behavior.

Summary of Stock Plan Expenses

The components of the Company’s total stock-based compensation expense (net of forfeitures) for the years ended December 31 are as follows:

(Millions)	2014	2013	2012
Restricted stock awards(a)	$193	$208	$197
Stock options(a)	13	23	29
Liability-based awards	84	119	70
Performance/market-based stock options	―	―	1
Total stock-based compensation expense (b)	$290	$350	$297

  As of December 31, 2014, the total unrecognized compensation cost related to unvested RSAs and options of $211 million and $6 million, respectively, will be recognized ratably over the weighted-average remaining vesting period of 1.3 years and 2.1 years, respectively.
  The total income tax benefit recognized in the Consolidated Statements of Income for stock-based compensation arrangements for the years ended December 31, 2014, 2013 and 2012 was $104 million, $127 million and $107 million, respectively.